Total
Diversified Bond Portfolio
Diversified Bond Portfolio
Investment Goal
This Fund seeks to maximize total return consistent with prudent investment management.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diversified Bond Portfolio	Class I	Class P
Management Fee	0.40%	0.40%
Service Fee	0.20%	none
Other Expenses	0.05%	0.05%
Total Annual Fund Operating Expenses	0.65%	0.45%

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Diversified Bond Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	66	208	362	810
Class P	46	144	252	567

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 104% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in debt securities. The debt securities in which the Fund principally invests include U.S. government and agency securities; corporate bonds and notes; convertible securities; inflation-indexed securities; asset-backed and mortgage-backed securities; and variable and floating rate debt securities. The Fund may invest up to 25% of its assets in securities that are rated non-investment grade (high yield/high risk, sometimes called “junk bonds”) or if unrated, are of comparable quality as determined by the sub-adviser. The Fund may also invest up to 25% of its assets in securities issued by foreign companies, and obligations of foreign governments, agencies and supranational organizations, including those of emerging market countries. However, the Fund will not invest more than 20% of its assets in foreign currency denominated securities, including emerging markets. The Fund is limited to 20% of its assets in unhedged foreign currency exposure.

Generally, the sub-adviser expects the Fund’s weighted average duration to be within a range of 30% of the duration of the domestic bond market as a whole (as measured by the Fund’s broad-based market index). Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Bloomberg US Aggregate Bond Index was 6.17 years as of December 31, 2022.

The sub-adviser uses futures contracts, forwards, swaps and options (i.e., derivatives). Futures contracts are purchased and sold to adjust interest rate exposure (also called duration) and/or as a substitute for the physical security. Foreign currency futures contracts, forwards or options are purchased or sold to gain or increase exposure to various currency markets, to shift currency exposure from one country to another and/or to hedge against currency fluctuations. Interest rate swaps are used to adjust interest rate exposures and/or as a substitute for the physical security. Credit default swaps are used to manage default risk of an issuer and/or to gain exposure to a portion of the debt market or an individual issuer. Options are primarily purchased to manage interest rate and volatility exposures or are sold to generate income.

The sub-adviser may invest in forward commitments (i.e., securities that are purchased or sold with payment and delivery taking place in the future), such as mortgage TBA (“to be announced”) transactions, which are purchased to gain exposure to the mortgage market.

When selecting securities, the sub-adviser:

● Uses a team approach to determine investment options, with input received from various sector specialists.

● Decides what duration to maintain.

● Decides how to allocate among short, intermediate and long duration securities and how much should be invested in various types of instruments.

● Chooses companies to invest in by carrying out a credit analysis of potential investments.

The sub-adviser may sell a holding when it fails to perform as expected or when other opportunities appear more attractive.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 7.22%; Q1 2022: (8.82%)
Average Annual Total Returns(For the periods endedDecember 31, 2022)
Average Annual Returns - Diversified Bond Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted May 1, 2006)	(18.62%)	(0.37%)	1.72%	May 01, 2006
Class P	Class P (incepted May 2, 2011)	(18.46%)	(0.17%)	1.92%	May 02, 2011
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses, or taxes)	(13.01%)	0.02%	1.06%